COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Accrued legal fees	$ 681,000	$ 681,000
Non-cancelable purchase obligations	$ 60,000
Accrued liabilities		$ 700,000	$ 100,000